Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities
Accrued Liabilities

10. Accrued Liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2013	2012
Accrued payroll	$1,140	$969
Accrued interest	11,614	12,473
Accrued expenses	18,157	19,452

Total	$30,911	$32,894

        Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $14.3 million and $15.2 million as of December 31, 2013 and December 31, 2012, respectively, as well as other accruals related to the operation of the Company's fleet of $3.9 million and $4.3 million as of December 31, 2013 and December 31, 2012, respectively.